Share Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2024
Share Incentive Plan [Abstract]
Schedule of Compensation Expense over the Vesting Period for each Separately Vesting Portion of the Awards

The Group measured the fair value of the awards as of the grant date and recognizes the amount as a compensation expense over the vesting period for each separately vesting portion of the awards.

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
		Exercise	Grant Fair	Contractual	intrinsic
	Number of	Price	Value	Life	value
	awards	$ per share	$ per share	(in years)	$
Balances, January 1, 2023	9,510,102	1.82	1.79	8.34	41,218
Options granted	499,114	2.20	4.47	9.49
Options forfeited	(50,116)	2.30	5.36	9.51
Options exercised	—	—	—	—
Balances, December 31, 2023	9,959,100	1.83	1.91	7.44	11,596
Options granted	136,112	2.04	0.55	9.95
Options forfeited	(147,925)	2.18	3.85	7.60
Options expired	(1,700,611)	1.61	1.06	5.98
Options exercised	(131,268)	1.15	0.98	5.91
Balances, December 31, 2024	8,115,408	1.89	2.04	6.58	(8,054)
Vested but not exercised as of December 31, 2023	5,400,955	1.75	1.69	7.28
Vested but not exercised as of December 31, 2024	6,440,613	1.85	1.89	6.50

Schedule of Inputs to the Model Used	The following table lists the inputs to the model used:
	Jan 1,	Apr 1,	July 1,	Oct 1,	Apr 21,	Dec 6,	June 3	Dec 31
	2022	2022	2022	2022	2023	2023	2024	2024
Dividend yield (%)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (%)	48.73	48.78	48.88	48.82	49.68	49.90	95.24	85.53
Risk-free interest rate (%)	1.66	2.52	3.03	3.98	3.98	4.30	4.19	4.82
Expected life of options (year)	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00

Schedule of Restricted Share Granted

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

	Number of	Weighted
	Restricted shares	Average Grant date
	Outstanding	Fair Value
		US$
Unvested at December 31, 2023	—
Granted	935,000	1.74
Vested	(15,000)	1.82
Unvested at December 31, 2024	920,000	1.74